CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2023
CASH EQUIVALENTS
CASH EQUIVALENTS

NOTE E - CASH EQUIVALENTS

Cash equivalents of $491,976 and $2,359,633 as of March 31, 2023 and 2022, respectively, include money market accounts with interest rates ranging from 0.05% to 2.25% per annum.